Related party balances and transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party balances and transactions

25.         Related party balances and transactions

a.	The repayments for construction to the related parties are as follows:

	December 31,
	2019		2018		2017
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	178,977	Ps.	28,363	Ps.	44,254
ICA Constructora, S.A. de C.V. (1)		—		6,859		44,264
Actica Sistemas, S.A. de C.V. (1)		—		—		5,887
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		3,012		3,125		3,612
	Ps.	181,989	Ps.	38,347	Ps.	98,017

b.The accounts payable with related parties are as follows:

	December 31,
Payable:	2019		2018		2017
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA” (1)	Ps.	80,504	Ps.	140,294	Ps.	82,501
Operadora Nacional Hispana, S.A. de C.V.(1)		2,527		6,900		7,985
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(1)		5,335		5,947		4,773
ICA Ingeniería S. A. de C. V.(1)		1,177		367		367
Actica Sistemas, S. de R.L. de C.V.		3,972		5,588		1,496
Grupo ICA, S.A. de C.V.		—		—		16,592
GGA Capital, S.A.P.I. de C.V.		75,950		61,250		14,700
ICA Constructora de Infraestructura, S.A. de C.V.		16,652		5,222		783
Grupo ICA Construcora. S.A. de C.V.(1)		794		—		—
Grupo Hotelero Santa Fe, S. A. de C. V. (1)		604		634		825
	Ps.	187,515	Ps.	226,202	Ps.	130,022
(1)	Affiliated company

The balance payable to GGA Capital, S.A.P.I. of C.V. for Ps.75,950,  Ps.61,250 and Ps.14,700 corresponds to short term loans as of December 31, 2019, 2018 and 2017, respectively. Loans generated interest at a 91-day TIIE rate plus 3.5 percentage points, the interest rate was 10.1412% and 11.85%, respectively.

c.The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2019		2018		2017
Capital Investment:
Industrial warehouse	Ps.	43,599	Ps.	94,938	Ps.	46,172
Expenses:
Technical assistance payments received		150,108		172,610		135,074
Administrative services		38,251		68,807		66,783
Lease’s revenues		72		258		—
Major maintenance and improvements on concessioned assets:
Platform		—		46,889		10,405
Maintenance		310		226		—
Improvements to concessioned assets:
Construction terminal		553,405		306,665		210,098
Platform		—		—		—
Rain channels		—		5,956		—

As of December 31, 2019, the income paid to ICA Servicios de Dirección Corporativa S.A. de C.V for rent of offices located in Mexico City amounted to Ps. 5.2 million.

The liability valued at present value of the lease of said offices as of December 31, 2019, amounts to Ps. 6.0 million.

Remuneration to directors and officers who sit on the Board of Directors and Executive, Audit, Corporate Governance, Finance and Sustainability Committees totaled Ps.14,546, Ps.23,950 and Ps.20,534 for 2019, 2018 and 2017, respectively.

Employee Benefits – Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps.58,989 Ps.96,344 and Ps.70,413 in 2019, 2018 and 2017, respectively.

Technical Assistance – On May 13, 2015, the Company signed with SETA an extension and amendment to its Technical Assistance Agreement.  The annual consideration under the amendment is the greater of U.S. $3,478,000 (updated annually according to the U.S. consumer price index) and 4% of the Company’s consolidated EBITDA before payment of the technical assistance fee for the first three years or 3% of consolidated EBITDA before payment of the technical assistance fee during the last two years. For purposes of this calculation, consolidated EBITDA is calculated prior to deducting the technical assistance fee and considers airport concession operations, as well as subsidiaries that provide employee services to airports directly or indirectly, exclusively.

In 2019 and 2018, the variable consideration was greater than the fixed consideration, at U.S.$3,661,000, U.S.$3,517,000, respectively.

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series “BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series “BB” shares will be converted into Series “B” shares resulting in the termination of these rights. If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series “BB” shares, such shares must be converted into Series “B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series “BB” shares, all its special rights will remain in force.

SETA holds 14.7% of GACN outstanding capital stock, 12.8% in the form of BB shares and 1.9% in the form of B shares.